Note 10 - Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]

NOTE 10 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	(in thousands)
	2022	2021	2020
Data processing	$1,931	$2,196	$1,801
Professional fees	1,346	1,031	1,294
Ohio Financial Institution tax	861	816	635
Advertising	1,750	2,284	2,077
ATM processing and other fees	930	840	745
Amortization of core deposit intangible assets	140	143	151
Postage	84	92	93
Stationery and supplies	172	155	146
FDIC assessment	300	271	231
Loan closing fees	967	1,592	2,035
Deposit losses	139	60	47
Other	2,606	2,039	2,153
Total other operating expenses	$11,226	$11,519	$11,408